INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	25.00%	25.00%
Operating Loss Carryforwards	$ 890,000	$ 343,000
Valuation Allowance, Commentary	100%
Deferred Tax Assets, Valuation Allowance	(509,301)	(206,627)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 302,674	$ 116,527